Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade Payables	$ 136,505	$ 92,542
Accrued expenses and other payables	11,479	21,870
Government institutions	2,459	3,144
Employees and payroll institutions	11,625	5,940
Interest payable	5,213	2,314
Others	4,256	2,432
Other current liabilities	$ 171,537	$ 128,242